Operations - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Millions	Feb. 08, 2021 USD ($) shares	Feb. 08, 2021 BRL (R$) shares	Feb. 01, 2021 USD ($) shares	Feb. 01, 2021 BRL (R$) shares	Jan. 28, 2021 $ / shares shares	Jan. 15, 2021 votes	Dec. 31, 2020 R$ / shares	Aug. 08, 2020 R$ / shares	Mar. 16, 2020 R$ / shares
Statement [line items]
Share issue price | R$ / shares							R$ 1.00	R$ 1.00	R$ 1.00
Class A common shares [member]
Statement [line items]
Number of votes per share | votes						1
Class B common shares [member]
Statement [line items]
Number of votes per share | votes						10
Vinci Partners Ltd [member]
Statement [line items]
Number of shares issued	1,398,014	1,398,014
Net proceeds from the offering	$ 23	R$ 125,448	$ 232	R$ 1,266,926
Vinci Partners Ltd [member] | Class A common shares [member]
Statement [line items]
Number of shares issued					13,873,474
Share issue price | $ / shares					$ 18.00
Non Adjusting Event [member] | Vinci Partners Ltd [member] | Class A common shares [member]
Statement [line items]
Additional number of shares issued			2,081,021	2,081,021